Employee benefits liabilities - Disclosure of employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 684	€ 50	[1]
Non-current employee benefit liability	8,065	1,463	[1]
Employee benefit liability	8,749
FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Current employee benefit liability		50
Non-current employee benefit liability		1,463
Employee benefit liability		1,513
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	363
Non-current employee benefit liability	798
Employee benefit liability	1,161
Other provisions for employees | FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Current employee benefit liability		0
Non-current employee benefit liability		28
Employee benefit liability		28
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	129
Non-current employee benefit liability	4,045
Employee benefit liability	4,174
Pension benefits | FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Current employee benefit liability		4
Non-current employee benefit liability		717
Employee benefit liability		721
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	126
Non-current employee benefit liability	2,132
Employee benefit liability	2,258
Health care and life insurance plans | FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Current employee benefit liability		0
Non-current employee benefit liability		12
Employee benefit liability		12
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	66
Non-current employee benefit liability	1,090
Employee benefit liability	€ 1,156
Other post-employment benefits | FCA and PSA Merger
Disclosure of defined benefit plans [line items]
Current employee benefit liability		46
Non-current employee benefit liability		706
Employee benefit liability		€ 752

[1]	Refer to Note 3, Scope of consolidation